Shareholder Report, Holdings (Details) - C000005732	Aug. 31, 2024
1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	19.30%
8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	37.90%
31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	51.70%
61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	5.40%
91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Other Line
Holdings [Line Items]
Percent of Net Asset Value	(17.20%)